Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the balance sheet - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 24, 2020
As Reported As Previously Restated in 10-K/A Amendment No. 1 [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A common stock subject to possible redemption (in Shares)			174,231,060	170,500,700
Class A common stock	$ 308	$ 252	$ 322	$ 295
Additional paid-in capital	7,424,256	1,850,692	8,880,763	6,831,060
Accumulated deficit	(2,425,074)	3,148,545	(3,881,651)	(1,831,925)
Total stockholders’ equity (deficit)	5,000,006	5,000,005	$ 5,000,009	5,000,005
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)				202,148,859
Total assets				202,148,859
Total liabilities				26,648,154
Preferred stock
Class B common stock				$ 575
Restatement Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A common stock subject to possible redemption (in Shares)			32,268,940	29,499,300
Class A common stock	(308)	(252)	$ (322)	$ (295)
Additional paid-in capital	(7,424,256)	(1,850,692)	(8,880,763)	(6,831,060)
Accumulated deficit	(23,387,796)	(23,387,796)	(23,387,855)	(22,667,945)
Total stockholders’ equity (deficit)	(30,812,360)	(25,238,740)	$ (32,268,940)	(29,499,300)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)
Total assets
Preferred stock
Class B common stock
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A common stock subject to possible redemption (in Shares)			206,500,000	200,000,000
Class A common stock
Additional paid-in capital
Accumulated deficit	(25,812,870)	(20,239,251)	(27,269,506)	(24,499,870)
Total stockholders’ equity (deficit)	$ (25,812,354)	$ (20,238,735)	$ (27,268,931)	(24,499,295)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)				202,148,859
Total assets				202,148,859
Total liabilities				26,648,154
Preferred stock
Class B common stock				$ 575